Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Securities Excluded From Computation of Diluted Weighted-average Shares of Common Stock Outstanding (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	7,961,906	22,948,354	22,970,056	13,181,518
Series A Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share		11,736,119	11,736,119	11,736,119
Series B Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share		7,628,846	7,628,846
Restricted Stock Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	1,312,024	1,394,056	1,335,349	856,438
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	6,649,882	2,189,333	2,269,742	588,961